Fair Value Measurements - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash sweep accounts	$ 57,360,000
Cash sweep and money market accounts		$ 8,702,000
Public warrants	1,390,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement warrants	$ 1,110,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party derivative liabilities		4,395,000
Legacy Fast Radius warrant liability		2,968,000
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash sweep accounts		8,701,895
Cash sweep and money market accounts			$ 17,562,823
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party derivative liabilities		4,395,000
Warrant liability		$ 2,968,435	$ 199,408